Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2024:
Assets:
Term deposits and short-term investments	428,343	—	428,343	—
Restricted cash	9,761	9,761	—	—
Available-for-sale debt investments	313	—	—	313
As of December 31, 2025:
Assets:
Term deposits and short-term investments	464,226	—	464,226	—
Restricted cash	16,102	16,102	—	—
Available-for-sale debt investments	306	—	—	306

Reconciliation of fair value measurements of available-for-sale debt investments

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments from January 1, 2023 to December 31, 2025 (in thousands):

Fair Value Measurements of Available-for-sale Debt Investments
RMB
Ending balance as of January 1, 2023	304
Currency translation adjustment	5
Ending balance as of December 31, 2023	309
Currency translation adjustment	4
Ending balance as of December 31, 2024	313
Currency translation adjustment	(7)
Ending balance as of December 31, 2025	306

Key inputs used in valuation of available-for-sale investments in particle

The key inputs used in valuation of available-for-sale debt investments in Particle as of December 31, 2023, 2024 and 2025 were as follow:

	As of December 31,
	2023	2024	2025
Lack of marketability discount (“DLOM”)	20%	20%	20%
Volatility	50.0%	50.0%	50.0%